Financial Instruments and Fair Value Measurements - Summary of Equity Securities Classified as Level 3 (Details) - Equity Securities - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance—beginning of year	$ 130	$ 103
Additions	4	31
Sales	0	(3)
Returns of capital	(4)	(6)
Measurement adjustments	0	1
Foreign exchange and other	(8)	4
Balance—end of year	$ 122	$ 130